Supplement dated August 3, 2011
To the Prospectuses dated May 1, 2011, as amended, for

New York Life Access Variable Annuity	New York Life Flexible Premium Variable Annuity II
New York Life Premium Plus Variable Annuity	New York Life Variable Annuity
New York Life Premium Plus II Variable Annuity	New York Life Premium Plus Elite Variable Annuity
New York Life Elite Variable Annuity	New York Life Premier Variable Annuity
New York Life Essentials Variable Annuity	New York Life Premier Plus Variable Annuity
New York Life Flexible Premium Variable Annuity	New York Life Complete Access Variable Annuity

To the Prospectuses dated May 1, 2009, as amended, for

New York Life Select Variable Annuity	New York Life Longevity Benefit Variable Annuity

To the Prospectuses dated May 1, 2008, as amended, for

New York Life (formerly MainStay) Access Variable Annuity	New York Life (formerly MainStay) Plus Variable Annuity
New York Life (formerly MainStay) Premium Plus Variable Annuity	New York Life (formerly MainStay) Plus II Variable Annuity
New York Life (formerly MainStay) Premium Plus II Variable Annuity	New York Life (formerly MainStay) Select Variable Annuity

Investing in

NYLIAC Variable Annuity Separate Account-I	NYLIAC Variable Annuity Separate Account-III
NYLIAC Variable Annuity Separate Account-II	NYLIAC Variable Annuity Separate Account-IV

This supplement amends the May 1, 2011, May 1, 2009 and May 1, 2008 prospectuses (the “Prospectuses”) for the above referenced New York Life variable annuity policies. You should read this information carefully and retain this supplement for future reference together with the Prospectuses. This supplement is not valid unless it is read in conjunction with the Prospectuses. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

The purpose of this supplement is to note the subadviser change for the MainStay VP International Equity Portfolio (the “Portfolio”).

Keeping this purpose in mind, please note the following:

MainStay VP International Equity Portfolio

As of July 1, 2011, all references in the Prospectuses to MacKay Shields LLC or MacKay as a subadviser to the Portfolio are hereby deleted and replaced with Madison Square Investors LLC or MSI. New York Life Investment Management LLC will continue to serve as the investment adviser for the Portfolio.

New York Life Insurance and Annuity Corporation
(A Delaware Corporation)
51 Madison Avenue
New York, New York 10010